Net Interest Income_Details Of Interest Income And Interest Expense(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Interest income
Due from financial institutions measured at fair value through profit or loss		₩ 649		₩ 2,685	₩ 9,236
Securities measured at fair value through profit or loss		647,840		668,377	713,058
Loans measured at fair value through profit or loss		10,876		33,001	26,066
Securities measured at fair value through other comprehensive income		719,434		774,864	718,327
Loans measured at fair value through other comprehensive income		7,899		14,708	2,373
Due from financial institutions measured at amortized cost		92,155		150,635	109,155
Securities measured at amortized cost		627,201		599,519	604,709
Loans measured at amortized cost		12,177,822		12,247,493	11,431,359
Other		201,871		147,905	120,286
Sub-total	[1]	14,485,747	$ 13,337,275	14,639,187	13,734,569
Interest expenses
Deposits		2,916,794		3,481,121	3,041,739
Borrowings		572,946		596,425	544,562
Debentures		1,186,310		1,240,566	1,148,729
Other		87,423		124,288	94,611
Sub-total	[1]	4,763,473	4,385,812	5,442,400	4,829,641
Net interest income	[1]	₩ 9,722,274	$ 8,951,463	₩ 9,196,787	₩ 8,904,928

[1]	The consolidated statements of comprehensive income for the years ended December 31, 2020 and 2019 are prepared in accordance with IFRS 16, and the comparatives for the year ended December 31, 2018 has not been restated.